Document and Entity Information	3 Months Ended
Mar. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	YETI Holdings, Inc.
Entity Central Index Key	0001670592
Document Type	S-1
Document Period End Date	Mar. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false